Contingent liabilities	12 Months Ended
Dec. 31, 2021
Contingent liabilities
Contingent liabilities
30.	Contingent liabilities

The Group operates in numerous jurisdictions. Accordingly, the Group files tax returns, provides for and pays all taxes and duties it believes are due based on local tax laws, transfer pricing agreements and tax advice obtained. The Group is also periodically subject to audits and assessments by local taxing authorities however no audit has been carried out so far and all fiscal years starting from 2009 onwards are still open. Provisions for uncertain items are made using judgement of the most likely tax expected to be paid and the basis thereon, based on a qualitative assessment of all relevant information. The Group considers that any exposure for additional taxes, if any, that may arise from the final settlement of such assessments is unlikely to result in any further liability.

There is a an open complaint filed by an individual having a player account in novibet.gr against the legal representative of a related entity under the name “Logflex Limited” (being outside of the group of companies) for the supposed embezzlement of €2,290,470 in March 2021, when “Logflex Limited”, within its rights and under the Terms and Conditions agreed by the Customer, voided all bets, and closed the player account due to suspicious betting behaviour and his representation and contact details not being in order. The case is currently under a preliminary investigation. There are currently no civil claims, no material losses are to be expected during the course of the processes other than the fees and expenses which are necessary for their management before the justice authorities. Management has concluded that the Group’s exposure, if any would be limited to the amount of the player’s deposits of €580K which are already recorded in liabilities to players.

The Group is subject to various ongoing legal proceedings in the ordinary course of its business. Each of these matters is subject to various uncertainties and some of these matters may be resolved unfavorably to the Group. The Group is not a party to any legal proceedings that management believes would have a material adverse effect on the combined carve-out financial statements of the Group.